Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes
20.	Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, Vipshop Holdings Limited is not subject to tax on its income or capital gains. In addition, upon payments of dividends by Vipshop Holdings Limited to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong
The Group’s subsidiaries operating in Hong Kong are subject to a two-tiered
income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2
.0
 million Hong Kong dollars of profits earned by a company are subject to be taxed at an income tax rate at
8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%.
The People’s Republic of China
Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically owned enterprises and foreign invested enterprises (the “FIEs”) are subject to a uniform tax rate at
25%. While the EIT Law equalizes the tax rates for FIEs and domestically owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high and new technology companies, regardless of whether these are domestically owned enterprises or FIEs.
In accordance with the State Administration of Taxation Announcement 2018 No. 23: the Administrative Measures on Corporate Income Tax Preferential Policies (Revision 2018), the enterprise shall voluntarily assess and apply the relevant preferential tax rate according to the de facto operating situation and relevant tax regulations, the relevant supporting documents of which shall be retained for any examination by the tax authorities.
The Group’s subsidiaries and the variable interest entities in the PRC are all subject to the tax rate at
25%
for the periods presented except for some principal subsidiaries that were entitled to the following preferential tax treatment, based on the Group’s assessment and relevant tax regulations:
Guangzhou Pinwei Software Co., Ltd. (“Pinwei Software”) applied for and was classified as “State Planning Key Software Enterprise” (a “SPKSE”) by the local tax authority and is entitled to a preferential tax rate at 10% pursuant to Circular Caishui (2012) 27 for the year 2019. Pinwei Software was qualified as High and New Technology Enterprises (“HNTE”) and is entitled to a favorable tax rate at
15%.

The HNTE qualification was received and approved in December 2020 and need to re-apply
every
three years.
Pinwei Software is entitled to enjoy the beneficial tax rate at
 15%
as an HNTE for the years 2020 and 2021.

Vipshop (Zhuhai) E-Commerce Co., Ltd. (“Vipshop Zhuhai”) is entitled to a preferential tax rate at
 15%
as it is located in Zhuhai Hengqin new free trade district in the PRC, and its primary business falls within the scopes of the encouraged industries stipulated in the related policies.
Vipshop (Jianyang) E-Commerce Co., Ltd. (“Vipshop Jianyang”), Chongqing Vipshop E-Commerce Co., Ltd. (“Vipshop Chongqing”) have been recognized as “encouraged enterprises in an industry sector encouraged by the PRC government” in the Western Region, and are entitled to a preferential tax rate at
 15%
for the years ended 2019, 2020 and 2021.

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2019, 2020 and 2021, the Group had no unrecognized tax benefits. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.
According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of

limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 (US$16) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion, refusal to pay tax and tax fraud.
Income (loss) by tax jurisdictions:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income from China operations	5,161,228	6,284,697	5,593,215
(Loss) income from non-China operations	(218,423)	734,660	280,060

Total income before tax and share of income of equity method investees	4,942,805	7,019,357	5,873,275

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income tax expenses
Current tax	974,207	1,256,086	1,374,720
Deferred tax	9,347	(126,070)	(152,016)

Total tax expenses	983,554	1,130,016	1,222,704

All current tax was related to income tax in PRC and Hong Kong.
Under the EIT Law, enterprises are classified as either resident or non-resident.
A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC.
Non-residential
enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishments in the PRC.
Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of its legal entities organized outside of the PRC were characterized as PRC tax residents, most of them are still in accumulated loss position and no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.
If the entity were to be
non-resident
for PRC tax purpose, dividends paid out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in the Hong Kong Special Administrative Region (“Hong Kong SAR”), the withholding tax would be 5%.
Aggregate undistributed earnings of the Group’s subsidiaries in the PRC that are available for distribution to the Group of approximately RMB19,137.9 million and RMB23,111.4 million as of December 31, 2020 and 2021 respectively are considered to be indefinitely reinvested under ASC
740-30,
Accounting for Income Taxes—Special Areas, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB
 956.9 million and RMB1,155.6 million as of December 31, 2020 and 2021 respectively.
A reconciliation of the income tax expense to income before income tax expense and share of income of equity method investees computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of income and comprehensive income is as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income before income tax and share of income of equity method investees	4,942,805	7,019,357	5,873,275
Computed income tax expense at PRC EIT tax rate	1,235,701	1,754,839	1,468,319
Effect of non-deductible expenses, including:
-Share-based compensation expenses	163,033	134,324	160,204
-Other non-deductible expenses	36,838	27,497	32,390
Effect of different tax rates of subsidiaries operating in other jurisdiction	17,834	(152,863)	79,923
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(562,898)	(580,608)	(538,797)
Effect of non-taxable income	(15,800)	(90,265)	(51,395)
Change in valuation allowance	108,846	37,092	72,060

Income tax expenses	983,554	1,130,016	1,222,704

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
The aggregate effect	562,898	580,608	538,797
Per share effect:
Class A and Class B ordinary share:
—basic	4.22	4.30	3.96
—diluted	4.14	4.21	3.88

The principal components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	300,544	461,974
Allowance for doubtful debts	11,792	11,100
Impairment of investments	27,919	37,836
Inventory write-down	268,094	273,080
Payroll payable and other accruals	5,587	4,675
Deferred income	326,610	339,230
Impairment of property and equipment	105,961	119,778
Impairment of land use rights	13,752	13,752
Others	1,771	4,421
Less: valuation allowance	(433,763)	(505,823)

Total deferred tax assets-non-current	628,267	760,023

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities :
Fair value adjustments of long-lived assets from business acquisition	382,434	389,359
Revaluation of other investments	7,363	685
Others	43,198	47,158

Total deferred tax liabilities-non-current	432,995	437,202

As of December
31,
2020 and 2021, the amount of tax loss carried forward was nil and RMB65.3 million, respectively, for the Group’s subsidiary incorporated in Hong Kong, which can be carried forward indefinitely to offset future taxable income; the remaining amount of tax loss of RMB1.27 billion and RMB1.62 billion, mainly arose from the Group’s certain subsidiaries established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2022 to 2026.
The Group has provided a valuation allowance for the deferred tax assets relating to the future benefit of net operating loss carry forwards and other deferred tax assets of certain subsidiaries as of December 31, 2020 and 2021, respectively, as management is not able to conclude that the future realization of some of those net operating loss carry forwards and other deferred tax assets are more likely than not.